Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Entity Registrant Name	NEXPOINT RESIDENTIAL TRUST, INC.
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36663
Entity Tax Identification Number	47-1881359
Entity Address, Address Line One	300 Crescent Court, Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	276-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NXRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001620393